INTANGIBLE ASSET	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 7: INTANGIBLE ASSET

Intangible assets consisted of the following:

	September 30,	December 31,
	2012	2011
Software	$50,466	$50,466
Patents	4,674,853	-
Less: Accumulated amortization	(22,241)	(9,625)
	$4,703,078	40,841

Intangible asset amounted to $4,703,078 and $40,841 as of September 30, 2012 and December 31, 2011, respectively, mainly consisted of patents acquired related to the asset purchase of Acueity in September 2012 and software previously acquired for the purpose of managing laboratory results. The acquired software in the amount of $50,466 for the purpose of managing laboratory results pursuant to a software installation agreement was entered into on June 8, 2011. The amortization period for the purchased software is 3 years. Amortization expense for the nine months ended September 30, 2012 and 2011 was $12,616 and $5,500, respectively.

Patents

Patents amounted to $4,674,853 and $0 as of September 30, 2012 and December 31, 2011, respectively, and mainly consisted of patents acquired from Acueity on September 30, 2012 in an asset purchase transaction (see Note 15). Patents will be amortized based on their determined useful life, and tested annually for impairment. The amortization period is from 9 to 14 years. Amortization expense related to patents was $0 for the nine months ended September 30, 2012 and 2011, respectively.

Future estimated amortization expenses as of September 30, 2012 for the five succeeding years is as follows:

As of September 30,	Amounts
2013	$376,841
2014	371,341
2015	360,100
2016	360,019
2017	360,019
Thereafter	2,874,758
$4,703,078

NOTE 7: INTANGIBLE ASSET

Intangible asset amounted to $40,841 as of December 31, 2011, mainly consisted of the acquired software for the purpose of managing laboratory results pursuant to a software installation agreement entered into on June 8, 2011. The amortization period for the purchased software is 3 years. Amortization expense for the year ended December 31, 2011 was $9,625.

Future estimated amortization expenses as of December 31, 2011 for the five succeeding years is as follows:

As of December 31,	Amounts
2012	$16,822
2013	16,822
2014	7,197
2015	—
2016	—
$40,841